Operating Expenses by Nature - Summary of Depreciation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Depreciation Expense [Line Items]
Total depreciation	$ 70	$ 46	$ 36
Research and development expenses [Member]
Disclosure Of Depreciation Expense [Line Items]
Total depreciation	44	35	28
General and administrative expenses [Member]
Disclosure Of Depreciation Expense [Line Items]
Total depreciation	$ 26	$ 11	$ 8